SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit		€ 31,332	€ 52,116
Items that will be subsequently reclassified to the statement of profit or loss:
Foreign currency exchange differences arising from the translation of foreign operations	[1]	15,666	(6,538)
Net loss from cash flow hedges		(5,089)	(5,198)
Net gain from financial instruments measured at fair value		72	372
Items that will not be subsequently reclassified to the statement of profit or loss:
Net actuarial (loss)/gain from defined benefit plans		(422)	274
Total other comprehensive income		10,227	(11,090)
Total comprehensive income		41,559	41,026
Attributable to:
Shareholders of the Parent Company		34,929	35,364
Non-controlling interests		€ 6,630	€ 5,662

[1]	As a result of the sale of the Group’s 100% interest in Ezesa Argentina S.A. in February 2024, cumulative translation losses amounting to €1,907 thousand relating to the original investment held in the company were reclassified from other comprehensive income/(loss) to foreign exchange losses within the semi-annual consolidated statement of profit for the six months ended June 30, 2024.
As a result of the acquisition of Tom Ford International in April 2023, cumulative translation losses amounting to €4,705 thousand relating to the Group’s original investment held in Tom Ford International were reclassified from other comprehensive income/(loss) to foreign exchange losses within the semi-annual consolidated statement of profit for the six months ended June 30, 2023.